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                               RETAIL CLASSES OF

                               AIM BLUE CHIP FUND
                                AIM CHARTER FUND
                              AIM WEINGARTEN FUND
                             AIM CONSTELLATION FUND
                           AIM AGGRESSIVE GROWTH FUND
                          AIM CAPITAL DEVELOPMENT FUND

                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)

                       Supplement dated December 19, 1996
      to the Statement of Additional Information dated September 23, 1996 as supplemented November 5, 1996 and December 16, 1996


         This supplement replaces in its entirety the "Supplement dated December 16, 1996 to the Statement of Additional Information dated September 23, 1996 as revised November 5, 1996."

         On December 11, 1996, the Board of Directors of the AIM Equity Funds, Inc. approved, subject to shareholder approval, the elimination of or changes to certain fundamental investment policies of AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund (each, a "Fund" and collectively, the "Funds"). Shareholders of each Fund will be asked to approve these changes at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). If approved, these changes will become effective as of March 1, 1997.

         Investment In Other Investment Companies

         Reference is made to Investment Restrictions (a), (b) and (i) of AIM Charter Fund ("Charter"), set forth on pages 19 and 20 of the Funds' Statement of Additional Information (the "SAI"). The Board of Directors has unanimously approved the elimination of Investment Restriction (b) and a change to Investment Restrictions (a) and (i) of Charter. In the event shareholders approve the proposed changes, Investment Restriction (b) will no longer apply and Investment Restrictions (a) and (i) will read in full as follows:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         Reference is made to Investment Restrictions (f) and (h) of AIM Weingarten Fund ("Weingarten") on page 21 of the SAI. The Board of Directors has approved the elimination of Investment Restriction (h) and a change to Investment Restriction (f) of Weingarten. In the event shareholders approve the proposed changes, Investment Restriction (h) will no longer apply and Investment Restriction (f) will read in full as follows:

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;
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         Reference is made to Investment Restrictions (a) and (f) of AIM
Constellation Fund ("Constellation") on pages 21 and 22, respectively, of the SAI. The Board of Directors has approved the elimination of Investment Restriction (f) and a change to Investment Restriction (a) of Constellation. In the event shareholders approve the proposed changes, Investment Restriction (f) will no longer apply and Investment Restriction (a) will read in full as follows:

         (a) invest for the purpose of exercising control over or management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         Reference is made to Investment Restrictions (a) and (g) of AIM Aggressive Growth Fund ("Aggressive Growth") on pages 22 and 23, respectively, of the SAI. The Board of Directors has approved the elimination of Investment Restriction (g) and a change to Investment Restriction (a) of Aggressive Growth. In the event shareholders approve the proposed changes, Investment Restriction (g) will no longer apply and Investment Restriction (a) will read in full as follows:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities including securities issued by its agencies and instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order);

         Reference is made to Investment Restriction (a) of AIM Capital Development Fund ("Capital Development"), set forth on page 23 of the Funds' SAI. The Board of Directors has approved a change to Investment Restriction
(a) of Capital Development. In the event shareholders approve the proposed changes, Investment Restriction (a) will read in full as follows:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         Investment in Puts and Covered Calls

         Reference is made to Investment Restriction (e) of Charter, set forth on page 20 of the SAI, and Investment Restriction (g) of Weingarten, set forth on page 21 of the SAI, which prohibits Charter from investing in puts, calls, straddles and spreads and prohibits Weingarten from investing in certain puts and calls. The Board of Directors has approved a change of this Investment Restriction. In the event shareholders approve the proposed change of this Investment Restriction, Charter and Weingarten will each implement a new nonfundamental policy (i.e., it may be changed by the Board of Directors without shareholder approval) that will (a) limit the ability of each Fund to write covered call options to no more than 25% of the value of such Fund's net assets, (b) limit the ability of each Fund to purchase put options to no more than 25% of the value of such Fund's net assets, and (c) prohibit each Fund from engaging in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof. Neither Charter nor Weingarten intends to engage in such transactions for speculative purposes and will engage in such transactions only for hedging purposes.

         By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price




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increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A call option is "covered" if the Fund owns or has the right to acquire the underlying security subject to the call.

          A put purchased by a Fund constitutes a hedge against a decline in the price of a security owned by the Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. It may be exercised at a profit provided that the amount of the decline in the price of the underlying security below the exercise price during the option period exceeds the option premium, or it may expire without value.

         A call constitutes a hedge against an increase in the price of a security which the Fund has sold short, it may be sold at a profit or loss depending upon changes in the price of the underlying security, it may be exercised at a profit provided that the amount of the increase in the price of the underlying security over the exercise price during the option period exceeds the option premium, or it may expire without value. The maximum loss exposure involved in the purchase of an option is the cost of the option contract.

         For a discussion of the risks related to these types of transactions, please see pages 17 to 18 of the SAI.

         In the event shareholders approve the proposed changes, Investment Restriction (e) of Charter will read in full as follows:

         (e) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts, or deal in oil, gas, or other mineral exploration or development programs.

         In the event shareholders approve the proposed changes, Investment Restriction (g) of Weingarten will read in full as follows:

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts.

         Investment in Unseasoned Issuers

         Reference is made to Investment Restriction (m) of Charter, set forth on page 20 of the Funds' SAI. The Board has approved the elimination of the restriction prohibiting investments in securities of issuers that, together with their predecessors, have less than five years of continuous operations.




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